Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)	1 Months Ended		2 Months Ended
	Sep. 29, 2020	Sep. 25, 2020	Sep. 30, 2020
Shares in units (in Shares)		25,000,000
Price per share (in Dollars per share)		$ 10.00
Deferred underwriting commissions		$ 8,800,000
Gross proceeds			$ 27,500,000
Incurring additional offering costs	$ 1,500,000
Initial public offering, description		Upon the closing of the Initial Public Offering and the Private Placement on September 25, 2020, $250.0 million ($10.00 per Unit) of the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement were placed in a trust account (“Trust Account”) with Continental Stock Transfer & Trust Company acting as trustee and invested in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below. In connection with the consummation of the Over-Allotment on September 29, 2020, an additional amount of $27.5 million ($10.00 per Unit), for a total of approximately $277.5 million, was placed in the Trust Account.
Fair market value, percentage			80.00%
Business combination acquires, percentage			50.00%
Net tangible assets of business combination			$ 5,000,001
Percentage of redemption			15.00%
Interest to pay dissolution expenses			$ 100,000
Redemption public percentage			100.00%
Business acquisition, description			In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the Trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Operating bank account			$ 2,000,000
Working capital			$ 1,300,000
Payment sponsor expenses		$ 25,000
Warrant [Member]
Share price (in Dollars per share)			$ 1.00
Sponsor [Member]
Shares in units (in Shares)		25,000,000
Price per share (in Dollars per share)		$ 10.00
Generating gross proceeds		$ 250,000,000
Incurring offering costs		$ 14,400,000
Additional Units, shares issued (in Shares)	2,750,000
Deferred underwriting commissions	$ 1,000,000
Private placement warrant (in Shares)		7,000,000
Redemption public percentage			100.00%
Net proceeds		$ 154,000
Sponsor [Member] | Warrant [Member]
Deferred underwriting commissions			$ 8,800,000
Interest to pay dissolution expenses			$ 100,000
Warrant [Member]
Shares in units (in Shares)	550,000
Generating gross proceeds		$ 7,000,000
Share price (in Dollars per share)		$ 1.00
Warrant [Member] | IPO [Member]
Generating gross proceeds	$ 600,000
Warrant [Member] | Sponsor [Member]
Share price (in Dollars per share)			$ 10.00